Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (8,153,389)	₩ (7,739,060)
Amounts recognized in profit or loss	(1,286,757)	(444,388)
Amount recognized in other comprehensive income (loss)	(61,321)	31,812	₩ 46,659
Amounts recognized directly in equity	5,223	(1,753)	(8,891)
Ending balance	(9,496,244)	(8,153,389)	(7,739,060)
Deferred income tax on temporary differences [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,189,092)	(7,766,172)
Amounts recognized in profit or loss	(1,271,485)	(452,979)
Amount recognized in other comprehensive income (loss)	(61,321)	31,812
Amounts recognized directly in equity	5,223	(1,753)
Ending balance	(9,516,675)	(8,189,092)	(7,766,172)
Employee benefits [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	493,331	407,342
Amounts recognized in profit or loss	86,008	36,003
Amount recognized in other comprehensive income (loss)	(80,645)	49,986
Ending balance	498,694	493,331	407,342
Cash flow hedges [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(53,583)	(29,013)
Amounts recognized in profit or loss	130,044	(6,235)
Amount recognized in other comprehensive income (loss)	(11,016)	(18,335)
Ending balance	65,445	(53,583)	(29,013)
Investments in associates or subsidiaries [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,166,345)	(6,449,998)
Amounts recognized in profit or loss	(1,510,295)	(717,072)
Amount recognized in other comprehensive income (loss)	8,649	7,731
Amounts recognized directly in equity	(25)	(7,006)
Ending balance	(8,668,016)	(7,166,345)	(6,449,998)
Property, Plant and Equipment [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(5,527,318)	(5,495,786)
Amounts recognized in profit or loss	(1,333,122)	(31,532)
Ending balance	(6,860,440)	(5,527,318)	(5,495,786)
Finance lease [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(345,431)	(272,430)
Amounts recognized in profit or loss	(81,518)	(73,001)
Ending balance	(426,949)	(345,431)	(272,430)
Intangible Assets [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	8,987	9,420
Amounts recognized in profit or loss	(1,339)	(433)
Ending balance	7,648	8,987	9,420
Financial assets at fair value through profit or loss [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(62)	(4)
Amounts recognized in profit or loss	952	(58)
Ending balance	890	(62)	(4)
Available-for-sale financial assets [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(68,347)	(49,199)
Amounts recognized in profit or loss	62,055	(11,005)
Amount recognized in other comprehensive income (loss)	(2,551)	(8,143)
Ending balance	(8,843)	(68,347)	(49,199)
Deferred revenue [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	213,859	215,361
Amounts recognized in profit or loss	16,852	(1,502)
Ending balance	230,711	213,859	215,361
Provisions, others [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	3,583,371	3,372,423
Amounts recognized in profit or loss	1,239,462	210,948
Ending balance	4,822,833	3,583,371	3,372,423
Doubtful receivables [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,696	1,405
Amounts recognized in profit or loss	(2,637)	1,291
Ending balance	59	2,696	1,405
Other finance liabilities [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	30,249	26,298
Amounts recognized in profit or loss	(2,742)	(1,302)
Amounts recognized directly in equity	5,248	5,253
Ending balance	32,755	30,249	26,298
Gains or losses on foreign exchange translation [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	138,938	128,714
Amounts recognized in profit or loss	(140,292)	10,224
Ending balance	(1,354)	138,938	128,714
Allowance for Doubtful Accounts [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	17,252	18,976
Amounts recognized in profit or loss	25,679	(1,724)
Ending balance	42,931	17,252	18,976
Accrued income [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(5,367)	(11,231)
Amounts recognized in profit or loss	3,542	5,864
Ending balance	(1,825)	(5,367)	(11,231)
Special deduction for property, plant and equipment [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(194,309)	(194,347)
Amounts recognized in profit or loss	(6,618)	38
Ending balance	(200,927)	(194,309)	(194,347)
Reserve for research and human development [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(12,883)	(20,688)
Amounts recognized in profit or loss	9,842	7,805
Ending balance	(3,041)	(12,883)	(20,688)
Others [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	695,870	576,585
Amounts recognized in profit or loss	232,642	118,712
Amount recognized in other comprehensive income (loss)	24,242	573
Ending balance	952,754	695,870	576,585
Deferred income tax on unused tax losses and tax credit [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	35,703	27,112
Amounts recognized in profit or loss	(15,272)	8,591
Ending balance	20,431	35,703	27,112
Tax losses [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	(3)
Amounts recognized in profit or loss	0	3
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	0	0	(3)
Tax credit [Member]
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	35,703	27,115
Amounts recognized in profit or loss	(15,272)	8,588
Ending balance	₩ 20,431	₩ 35,703	₩ 27,115